Income tax - Current and deferred portion of income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income tax
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Current and deferred portion of income tax expenses
Current tax expenses		¥ 762,540	¥ 414,952	¥ 282,795
Deferred tax	$ (4,400)	(30,553)	5,047	(80,309)
Total	$ 105,428	¥ 731,987	¥ 419,999	¥ 202,486
HONG KONG
Income tax
Statutory tax rate in the foreign (as a percent)	16.50%	16.50%